Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Geographic Market - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Total Revenues by Geographic Market [Line Items]
Revenue	$ 10,253,163	$ 9,467,621
China Domestic Market [Member]
Schedule of Total Revenues by Geographic Market [Line Items]
Revenue	1,634,219	1,264,539
Overseas Market [Member]
Schedule of Total Revenues by Geographic Market [Line Items]
Revenue	$ 8,618,944	$ 8,203,082